UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                               ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cadence Investment Management, LLC
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Address:   800 Third Avenue, 10th Floor
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           New York, New York  10022
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Form 13F File Number:  ________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Philip R. Broenniman
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Title:     Managing Member
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Phone:     (212) 330-2235
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Philip R. Broenniman      New York, NY      02/13/06
       ------------------------      ------------      --------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        21
                                               -------------

Form 13F Information Table Value Total:       $109,346
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number             Name



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                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS   CUSIP    x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
-------------------------------- --------------- --------- -------- -------- --- ---- -------- --------- -------- -------- ---------
ALTRIA GROUP INC                 COMMON          02209S103  7,472   100,000  SH  PUT   SOLE            100,000    0          0
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ALTRIA GROUP INC                 COMMON          02209S103  8,593   115,000  SH  CALL  SOLE            115,000    0          0
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AQUILA, INC.                     COMMON          03840P102  3,749 1,041,484  SH        SOLE          1,041,484    0          0
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ARCHIPELAGO HLDG INC             COMMON          03957A104  6,470   130,000  SH        SOLE            130,000    0          0
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BJS WHOLESALE CLUB INC           COMMON          05548J106  2,956   100,000  SH  PUT   SOLE            100,000    0          0
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CAMBREX CORP                     COMMON          132011107  6,429   342,500  SH        SOLE            342,500    0          0
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CHENIERE ENERGY INC              COMMON NEW      16411R208  8,613   231,400  SH        SOLE            231,400    0          0
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HOLLY CORP                       COM PAR $0.01   435758305  4,203    71,400  SH        SOLE             71,400    0          0
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LAIDLAW INTL INC                 COMMON          50730R102    836    36,000  SH        SOLE             36,000    0          0
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NORTEL INVERSORA S A             SPON ADR PFD B  656567401  2,768   286,800  SH        SOLE            286,800    0          0
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OCCIDENTAL PETE CORP DEL         COMMON          674599105  2,596    32,500  SH        SOLE             32,500    0          0
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OCCIDENTAL PETE CORP DEL         COMMON          674599105  3,994    50,000  SH  CALL  SOLE             50,000    0          0
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PARTICLE DRILLING TECHNOLOGI     COMMON          70212G101  3,247   662,662  SH        SOLE            662,662    0          0
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PINNACLE AIRL CORP               COMMON          723443107    976   146,400  SH        SOLE            146,400    0          0
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RELIANT ENERGY INC               COMMON          75952B105  3,096   300,000  SH        SOLE            300,000    0          0
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SPDR TR                          UNIT SER 1      78462F103  8,716    70,000  SH  PUT   SOLE             70,000    0          0
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SPDR TR                          UNIT SER 1      78462F103 12,451   100,000  SH  PUT   SOLE            100,000    0          0
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SAVIENT PHARMACEUTICALS INC      COMMON          80517Q100  7,993 2,137,293  SH        SOLE          2,137,293    0          0
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STAR GAS PARTNERS L P            UNIT LTD PARTNR 85512C105    125    67,400  SH        SOLE             67,400    0          0
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USA MOBILITY INC                 COMMON          90341G103  7,823   282,200  SH        SOLE            282,200    0          0
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UNISOURCE ENERGY CORP            COMMON          909205106  6,240   200,000  SH        SOLE            200,000    0          0
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